Financial assets and liabilities fair value	12 Months Ended
Dec. 31, 2024
Disclosure Of Financial Assets And Liabilities Fair Value [Abstract]
Financial assets and liabilities fair value	15. Financial assets and liabilities fair value Fair values of cash, receivables, and current liabilities approximate their carrying amounts due to the short-term maturities of these instruments.